Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices [Abstract]
Equity Interest on Subsidiaries
The equity interest in the most significant subsidiaries is as follows:

		Equity interest at December 31
	Country	2024	2025
Subsidiaries:
América Móvil B.V. a)	Netherlands	100.0%	100.0%
Compañía Dominicana de Teléfonos, S.A. (“Codetel”) b)	Dominican Republic	100.0%	100.0%
Sercotel, S.A. de C.V. a)	Mexico	100.0%	100.0%
Radiomóvil Dipsa, S.A. de C.V. and subsidiaries (“Telcel”) b)	Mexico	100.0%	100.0%
Puerto Rico Telephone Company, Inc. b)	Puerto Rico	100.0%	100.0%
Servicios de Comunicaciones de Honduras, S.A. de C.V. (“Sercom Honduras”) b)	Honduras	100.0%	100.0%
Claro S.A. b)	Brazil	99.6%	99.6%
AMX International Mobile S.A. de C.V. a)	Mexico	100.0%	100.0%
Claro NXT Telecomunicações, S.A. b)	Brazil	100.0%	100.0%
Telecomunicaciones de Guatemala, S.A. (“Telgua”) b)	Guatemala	99.3%	99.3%
Claro Guatemala, S.A. b)	Guatemala	100.0%	100.0%
Empresa Nicaragüense de Telecomunicaciones, S.A. (“Enitel”) b)	Nicaragua	99.6%	99.6%
Compañía de Telecomunicaciones de El Salvador, S.A. de C.V. (“CTE”) b)	El Salvador	95.9%	97.9%
Comunicación Celular, S.A. (Comcel) b)	Colombia	99.4%	99.4%
Consorcio Ecuatoriano de Telecomunicaciones, S.A. (“Conecel”) b)	Ecuador	100.0%	100.0%
AMX Argentina, S.A. b)	Argentina	100.0%	100.0%
AMX Paraguay, S.A. b)	Paraguay	100.0%	100.0%
AM Wireless Uruguay, S.A. b)	Uruguay	100.0%	100.0%
América Móvil Perú, S.A.C b)	Peru	100.0%	100.0%
Teléfonos de México, S.A.B. de C.V. b)	Mexico	100.0%	100.0%
Claro Chile, SpA b)	Chile	94.9%	100.0%
Telekom Austria AG b)	Austria	60.6%	60.9%
EuroTeleSites AG and subsidiaries c)	Austria	57.0%	57.0%

a) Holding companies.
b) Operating companies of mobile and fixed services.
c) Operator of wireless telecommunications infrastructure.

Annual Depreciation Rates	Annual depreciation rates are as follows:
Network infrastructure	5%-33%
Buildings and leasehold improvement	2%-33%
Other assets	10%-50%

Estimates Used for Impairment Evaluations
The most significant forward-looking estimates used for the 2024 and 2025 impairment evaluations are shown below:

	Average margin on EBITDA	Average margin on CAPEX	Average pre-tax discount rate (WACC)
2024:
Europe (7 countries)	35.05% - 43.18%	2.83% - 18.57%	4.88% - 27.16%
Brazil (fixed line, wireless and TV)	44.75%	16.97%	8.11%
Puerto Rico	24.41%	8.67%	4.38%
Dominican Republic	53.64%	14.13%	9.51%
Mexico (fixed line and wireless)	37.31%	9.35%	8.36%
Ecuador	49.66%	13.95%	15.72%
Peru	39.33%	10.41%	8.28%
El Salvador	46.37%	13.42%	13.35%
Colombia	42.25%	17.31%	7.24%
Other countries	28.02% - 52.47%	11.48% - 22.35%	7.22% - 24.06%

2025:
Europe (7 countries)	35.52% - 43.18%	2.74% - 18.19%	5.43% - 28.18%
Brazil (fixed line, wireless and TV)	44.78%	16.33%	7.80%
Puerto Rico	24.12%	8.41%	5.53%
Dominican Republic	53.60%	13.28%	10.16%
Mexico (fixed line and wireless)	36.97%	9.21%	8.22%
Ecuador	49.90%	19.33%	16.99%
Peru	39.64%	10.25%	8.58%
El Salvador	47.51%	9.90%	13.26%
Colombia	42.17%	14.70%	7.47%
Other countries	28.42% - 52.75%	8.73% - 21.83%	8.27% - 15.51%

Lease Term and Estimated Useful Life of Right-of-Use Assets	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Assets	Useful life
Towers and sites	2 to 24 years
Property	2 to 24 years
Other equipment	2 to 20 years

Exchange Rates Used for Translation of Foreign Currencies
The exchange rates used for the translation of foreign currencies against the Mexican peso are as follows:

		Average exchange rate			Closing exchange rate at December 31,
Country or Zone	Currency	2023	2024	2025	2024	2025
Argentina (1)	Argentine Peso (AR$)	0.0680	0.0200	0.0158	0.0196	0.0123
Brazil	Real (R$)	3.5545	3.3963	3.4394	3.2731	3.2652
Colombia	Colombian Peso (COP$)	0.0041	0.0045	0.0047	0.0046	0.0048
Guatemala	Quetzal	2.2675	2.3597	2.5041	2.6301	2.3441
U.S.A. (2)	US Dollar	17.7617	18.3045	19.2337	20.2683	17.9667
Uruguay	Uruguay Peso	0.4574	0.4548	0.4679	0.4600	0.4602
Nicaragua	Cordoba	0.4875	0.4998	0.5252	0.5534	0.4906
Honduras	Lempira	0.7184	0.7341	0.7379	0.7948	0.6779
Chile	Chilean Peso (CLP$)	0.0212	0.0194	0.0202	0.0203	0.0198
Paraguay	Guaraní	0.0024	0.0024	0.0026	0.0026	0.0027
Peru	Sol (PEN$)	4.7394	4.8721	5.3814	5.3762	5.3345
Dominican Republic	Dominican Peso	0.3163	0.3069	0.3107	0.3301	0.2821
Costa Rica	Colon	0.0324	0.0353	0.0380	0.0395	0.0358
European Union	Euro	19.2047	19.8011	21.6940	20.9939	21.0929
Bulgaria	Lev	9.8189	10.1235	11.0907	10.7262	10.7817
Belarus	New Belarusian Ruble	6.4630	6.6606	6.4023	7.3751	6.1897
Croatia	Croatian Kuna	2.5487	2.6279	2.8791	2.7864	2.7996
Macedonia	Macedonian Denar	0.3119	0.3215	0.3522	0.3423	0.3427
Serbia	Serbian Denar	0.1638	0.1691	0.1851	0.1794	0.1798

(1)	Year-end rates are used for the translation of revenues and expenses if IAS 29 “Financial Reporting in Hyperinflationary Economies” is applied.

(2)	Currency also used in Ecuador, El Salvador and Puerto Rico.